RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended				6 Months Ended		12 Months Ended
	Nov. 30, 2022	May 31, 2022	May 30, 2022	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Related party cost							$ 344,000	$ 391,000
Sanovas Ophthalmology LLC [Member]
Related Party Transaction [Line Items]
Related party cost					$ 281,000	$ 106,000
Value of shares issuance to offset due amounts	$ 586,370	$ 353,432		$ 390,358
Officer [Member]
Related Party Transaction [Line Items]
Due to affiliate							109,185
Related Party [Member]
Related Party Transaction [Line Items]
Related party cost					280,820	168,702	453,047	$ 803,997
Due to affiliate					811,176	$ 215,398
Related Party [Member] | Officer [Member]
Related Party Transaction [Line Items]
Due to affiliate					$ 210,022		$ 109,185
Common Stock [Member]
Related Party Transaction [Line Items]
issuance of shares of common stock	586,370	353,432	353,432	390,358